Document and Entity Information	Aug. 12, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 12, 2021
Entity File Number	001-37900
Entity Registrant Name	Everspin Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2640654
Entity Address, Address Line One	5670 W. Chandler Blvd.
Entity Address, Adress Line Two	Suite 100
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85226
City Area Code	480
Local Phone Number	347-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001438423
Amendment Flag	false